Investments (Average Loan-To-Value Of Commercial Mortgage Loans By Property Type II) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 6,140		$ 6,772
% of total	100.00%		100.00%
Weighted-average debt service coverage ratio	2.01		2.01
Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	413		509
% of total	100.00%		100.00%
Weighted-average debt service coverage ratio	1.65		1.69
0% - 50%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,507		1,450
% of total	25.00%		22.00%
Weighted-average debt service coverage ratio	2.28		2.24
0% - 50% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	338		391
% of total	82.00%		77.00%
Weighted-average debt service coverage ratio	1.78		1.82
51% - 60%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,017		1,157
% of total	17.00%		17.00%
Weighted-average debt service coverage ratio	1.89		1.99
51% - 60% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	26		75
% of total	6.00%		15.00%
Weighted-average debt service coverage ratio	1.16		1.35
61% - 75%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	2,498		2,426
% of total	40.00%		36.00%
Weighted-average debt service coverage ratio	2.16		1.79
61% - 75% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	8		10
% of total	2.00%		2.00%
Weighted-average debt service coverage ratio	2.07		1.05
76% - 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	858		1,447
% of total	14.00%		21.00%
Weighted-average debt service coverage ratio	1.19		2.42
76% - 100% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	34		28
% of total	8.00%		5.00%
Weighted-average debt service coverage ratio	0.88		1.18
Greater Than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	260	[1]	292	[2]
% of total	4.00%	[1]	4.00%	[2]
Weighted-average debt service coverage ratio	2.26	[1]	0.75	[2]
Greater Than 100% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	7		5
% of total	2.00%		1.00%
Weighted-average debt service coverage ratio	0.49		0.52
Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,898		1,974
% of total	31.00%		29.00%
Retail | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	161		182
Retail | 0% - 50%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	453		477
Retail | 0% - 50% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	147		141
Retail | 51% - 60%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	247		287
Retail | 51% - 60% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	9		34
Retail | 61% - 75%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	900		805
Retail | 61% - 75% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	2		1
Retail | 76% - 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	268		363
Retail | 76% - 100% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment			3
Retail | Greater Than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	30	[1]	42	[2]
Retail | Greater Than 100% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	3		3
Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,707		1,788
% of total	28.00%		26.00%
Industrial | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	99		124
Industrial | 0% - 50%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	445		431
Industrial | 0% - 50% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	87		108
Industrial | 51% - 60%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	332		361
Industrial | 51% - 60% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5		8
Industrial | 61% - 75%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	642		625
Industrial | 61% - 75% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment			4
Industrial | 76% - 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	261		284
Industrial | 76% - 100% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5		2
Industrial | Greater Than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	27	[1]	87	[2]
Industrial | Greater Than 100% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	2		2
Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,590		1,850
% of total	26.00%		27.00%
Office | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	86		117
Office | 0% - 50%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	364		320
Office | 0% - 50% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	63		90
Office | 51% - 60%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	281		327
Office | 51% - 60% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	9		19
Office | 61% - 75%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	546		612
Office | 61% - 75% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	6		5
Office | 76% - 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	283		446
Office | 76% - 100% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	6		3
Office | Greater Than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	116	[1]	145	[2]
Office | Greater Than 100% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	2
Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	641		725
% of total	10.00%		11.00%
Apartments | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	60		64
Apartments | 0% - 50%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	164		99
Apartments | 0% - 50% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	34		35
Apartments | 51% - 60%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	110		172
Apartments | 51% - 60% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	3		9
Apartments | 61% - 75%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	321		321
Apartments | 76% - 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	31		133
Apartments | 76% - 100% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	23		20
Apartments | Greater Than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	15	[1]
Mixed Use/Other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	304		435
% of total	5.00%		7.00%
Mixed Use/Other | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	7		22
Mixed Use/Other | 0% - 50%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	81		123
Mixed Use/Other | 0% - 50% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	7		17
Mixed Use/Other | 51% - 60%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	47		10
Mixed Use/Other | 51% - 60% | Restricted Commercial Mortgage Loans Related to Securitization Entities
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment			5
Mixed Use/Other | 61% - 75%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	89		63
Mixed Use/Other | 76% - 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	15		221
Mixed Use/Other | Greater Than 100%
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 72	[1]	$ 18	[2]

[1]	Included $260 million of loans in good standing, with a total weighted-average loan-to-value of 117%, where borrowers continued to make timely payments and have no history of delinquencies or distress.
[2]	Included $25 million of impaired loans and $267 million of loans in good standing, with a total weighted-average loan-to-value of 119%, where borrowers continued to make timely payments and have no history of delinquencies or distress.